OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio

Supplement dated July 29, 2009

to the Prospectus dated November 19, 2008

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Effective following the close of business on August 7, 2009, Class C shareholders of record as of the close of business on July 28, 2009 may convert their Class C shares owned as of the close of business on July 28, 2009 into Class A shares of the same Fund until 4:00 p.m. Eastern time on October 23, 2009, without being subject to Class A sales charges, short-term redemption/exchange fees or contingent deferred sales charges.  Class A shares have different class-specific expenses and a lower expense ratio than Class C shares but otherwise the two share classes generally have the same or similar voting, dividend, liquidation and other rights.  It is anticipated that such a conversion would generally not result in a taxable gain or loss for federal income tax purposes.  Shareholders should consult their tax adviser concerning the tax consequences of a conversion in their particular tax situation.

_____________________
Distributed by Old Mutual Investment Partners
R-09-544 07/2009

OLD MUTUAL FUNDS I

Old Mutual Analytic Fund
Old Mutual Analytic Global Fund
Old Mutual China Fund
Old Mutual Clay Finlay Emerging Markets Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund

Supplement dated July 29, 2009

to the Prospectus dated November 19, 2008

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

On July 28, 2009, the Trust’s Board of Trustees approved a plan to liquidate and terminate Class C shares of the Old Mutual Copper Rock Emerging Growth Fund and the Old Mutual International Equity Fund (each, a “Closing Fund” and together, the “Closing Funds”) effective on or around the close of business October 23, 2009 (“Liquidation Date”).  On or about the Liquidation Date, each Closing Fund intends to make liquidating distributions to each remaining Class C shareholder equal to the shareholder’s proportionate interest in the net assets of Class C shares of the Closing Fund, in complete redemption and cancellation of the Closing Fund’s Class C shares held by the shareholder, and thereafter the Closing Funds’ Class C shares will be terminated.

Effective following the close of business August 7, 2009, the Closing Funds will no longer accept new accounts in Class C shares or purchases of Class C shares from accounts of record with a $0 balance.

Effective following the close of business on August 7, 2009, applicable redemption/exchange fees and contingent deferred sales charges will be waived for (1) exchanges of the Closing Funds’ Class C shares for Class C shares of another Old Mutual Fund that will continue to offer Class C shares to new accounts after the Closing Date and (2) redemptions of the Closing Funds’ Class C shares.  The redemption or exchange of Class C shares will generally be considered a taxable event.  Shareholders should consult their tax adviser concerning the tax consequences of a redemption or exchange in their particular tax situation.

Effective following the close of business on August 7, 2009, Class C shareholders of record as of the close of business on July 28, 2009 may convert their Class C shares owned as of the close of business on July 28, 2009 into Class A shares of the same Fund until 4:00 p.m. Eastern time on October 23, 2009, without being subject to Class A sales charges, short-term redemption/exchange fees or contingent deferred sales charges.  Class A shares have different class-specific expenses and a lower expense ratio than Class C shares but otherwise the two share classes generally have the same or similar voting, dividend, liquidation and other rights.  It is anticipated that such a conversion would generally not result in a taxable gain or loss for federal income tax purposes.  Shareholders should consult their tax adviser concerning the tax consequences of a conversion in their particular tax situation.

Effective on or around the close of business October 9, 2009, the Closing Funds will no longer accept investments in Class C shares.

_____________________
Distributed by Old Mutual Investment Partners
R-09-543 07/2009

OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio

Supplement dated July 29, 2009

to the Statement of Additional Information dated November 19, 2008

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I.  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Effective following the close of business on August 7, 2009, Class C shareholders of record as of the close of business on July 28, 2009 may convert their Class C shares owned as of the close of business on July 28, 2009 into Class A shares of the same Fund until 4:00 p.m. Eastern time on October 23, 2009, without being subject to Class A sales charges, short-term redemption/exchange fees or contingent deferred sales charges.  Class A shares have different class-specific expenses and a lower expense ratio than Class C shares but otherwise the two share classes generally have the same or similar voting, dividend, liquidation and other rights.  It is anticipated that such a conversion would generally not result in a taxable gain or loss for federal income tax purposes.  Shareholders should consult their tax adviser concerning the tax consequences of a conversion in their particular tax situation.

_____________________
Distributed by Old Mutual Investment Partners
R-09-546 07/2009

OLD MUTUAL FUNDS I

Old Mutual Analytic Fund
Old Mutual Analytic Global Fund
Old Mutual China Fund
Old Mutual Clay Finlay Emerging Markets Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund
Old Mutual International Bond Fund

Supplement dated July 29, 2009

to the Statement of Additional Information dated November 19, 2008

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I.  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

On July 28, 2009, the Trust’s Board of Trustees approved a plan to liquidate and terminate Class C shares of the Old Mutual Copper Rock Emerging Growth Fund and the Old Mutual International Equity Fund (each, a “Closing Fund” and together, the “Closing Funds”) effective on or around the close of business October 23, 2009 (“Liquidation Date”).  On or about the Liquidation Date, each Closing Fund intends to make liquidating distributions to each remaining Class C shareholder equal to the shareholder’s proportionate interest in the net assets of Class C shares of the Closing Fund, in complete redemption and cancellation of the Closing Fund’s Class C shares held by the shareholder, and thereafter the Closing Funds’ Class C shares will be terminated.

Effective following the close of business August 7, 2009, the Closing Funds will no longer accept new accounts in Class C shares or purchases of Class C shares from accounts of record with a $0 balance.

Effective following the close of business on August 7, 2009, applicable redemption/exchange fees and contingent deferred sales charges will be waived for (1) exchanges of the Closing Funds’ Class C shares for Class C shares of another Old Mutual Fund that will continue to offer Class C shares to new accounts after the Closing Date and (2) redemptions of the Closing Funds’ Class C shares.  The redemption or exchange of Class C shares will generally be considered a taxable event.  Shareholders should consult their tax adviser concerning the tax consequences of a redemption or exchange in their particular tax situation.

Effective following the close of business on August 7, 2009, Class C shareholders of record as of the close of business on July 28, 2009 may convert their Class C shares owned as of the close of business on July 28, 2009 into Class A shares of the same Fund until 4:00 p.m. Eastern time on October 23, 2009, without being subject to Class A sales charges, short-term redemption/exchange fees or contingent deferred sales charges.  Class A shares have different class-specific expenses and a lower expense ratio than Class C shares but otherwise the two share classes generally have the same or similar voting, dividend, liquidation and other rights.  It is anticipated that such a conversion would generally not result in a taxable gain or loss for federal income tax purposes.  Shareholders should consult their tax adviser concerning the tax consequences of a conversion in their particular tax situation.

Effective on or around the close of business October 9, 2009, the Closing Funds will no longer accept investments in Class C shares.

_____________________
Distributed by Old Mutual Investment Partners
R-09-545 07/2009